Summary of Significant Accounting Policies (Details 5) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Financial assets
Cash and cash equivalents	$ 9,943	$ 12,804	$ 13,108
Time deposits in other financial institutions	5,692	4,201
Available-for-sale securities	48	71
Held-to-maturity securities	1,002	1,487
Loans receivable - net	270,310	258,244
Federal Home Loan Bank stock	6,482	6,482
Accrued interest receivable	706	679
Cash and cash equivalents	9,943	12,804
Time deposits in other financial institutions, Fair Value	5,692	4,201
Available-for-sale securities, Fair Value	48	71
Held-to-maturity securities, Fair Value	998	1,523
Loans receivable - net, Fair Value	271,295	269,606
Federal Home Loan Bank stock, Fair Value
Accrued interest receivable, Fair Value	706	679
Financial liabilities
Deposits	195,653	182,845
Federal Home Loan Bank advances	53,052	55,780
Advances by borrowers for taxes and insurance	762	818
Accrued interest payable	22	21
Deposits, Fair Value	195,378	182,347
Federal Home Loan Bank advances, Fair Value	53,043	55,881
Advances by borrowers for taxes and insurance, Fair Value	762	818
Accrued interest payable, Fair Value	22	21
Level 1 [Member]
Financial assets
Cash and cash equivalents	9,943	12,804
Time deposits in other financial institutions, Fair Value	5,692	4,201
Available-for-sale securities, Fair Value
Held-to-maturity securities, Fair Value
Loans receivable - net, Fair Value
Federal Home Loan Bank stock, Fair Value
Accrued interest receivable, Fair Value
Financial liabilities
Deposits, Fair Value	75,163	78,561
Federal Home Loan Bank advances, Fair Value
Advances by borrowers for taxes and insurance, Fair Value
Accrued interest payable, Fair Value
Level 2 [Member]
Financial assets
Cash and cash equivalents
Time deposits in other financial institutions, Fair Value
Available-for-sale securities, Fair Value	48	71
Held-to-maturity securities, Fair Value	998	1,523
Loans receivable - net, Fair Value
Federal Home Loan Bank stock, Fair Value
Accrued interest receivable, Fair Value	706	679
Financial liabilities
Deposits, Fair Value	120,215	103,786
Federal Home Loan Bank advances, Fair Value	53,043	55,881
Advances by borrowers for taxes and insurance, Fair Value	762	818
Accrued interest payable, Fair Value	22	21
Level 3 [Member]
Financial assets
Cash and cash equivalents
Time deposits in other financial institutions, Fair Value
Available-for-sale securities, Fair Value
Held-to-maturity securities, Fair Value
Loans receivable - net, Fair Value	271,295	269,606
Federal Home Loan Bank stock, Fair Value
Accrued interest receivable, Fair Value
Financial liabilities
Deposits, Fair Value
Federal Home Loan Bank advances, Fair Value
Advances by borrowers for taxes and insurance, Fair Value
Accrued interest payable, Fair Value